Pension and Other Employee Benefits - Summary of Weighted Average Assumptions Used to Determine Pension Benefits of Defined Benefit Pension Plans (Detail)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in compensation	6.00%	6.00%	6.00%
Discount rate	3.50%	4.80%	7.30%
Investment Property [Member] | Smart and Subsidiaries [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in compensation	5.00%	5.00%
Discount rate	3.50%	7.30%